Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 1-59 - Franklin Allocation VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 58
3 years	193
5 years	341
10 years	$ 769